Share Capital (Tables)	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of shares issued granted options
	Six months ended June 30, 2021
	Number of options granted	Exercise price range	Vesting period	Expiration
Employees	76,500	$12.78- 13.08	4 years	10 years
Directors	-	-	-	-

	Six months ended June 30, 2020
	Number of options granted	Exercise price range	Vesting period range	Expiration
Employees	317,909	$10.08	4 years	10 years
Directors	162,713	$11.06	4 years	10 years

Schedule of fair value options granted
	Six months ended June 30
	2021	2020
Value of ordinary share	$11.9-$13.93	$9.99-$10.5
Dividend yield	0%	0%
Expected volatility	65.36%-66.49%	66.05%-66.41%
Risk-free interest rate	0.64%-1.06%	0.29%-0.35%
Expected term	6.11 years	6.11 years

Schedule of the number of options granted to employees under the option plan
	Number of options	Weighted average exercise price
Options outstanding at the beginning of the period	1,198,777	$6.88
Granted	76,500	12.96
Exercised	(27,152)	4.32
Expired	-	-
Forfeited	(5,450)	11.18
Options outstanding at the end of the year	1,242,675	$7.46
Options exercisable at the end of the year	645,942	$5.56

Schedule of the number of options granted to non- employees under the option plan
	Number of options	Weighted average exercise price
Options outstanding at the beginning of the period	18,082	$17.97
Granted	-	-
Exercised	-	-
Expired	(2,666)	64.61
Forfeited	-	-
Options outstanding at the end of the year	15,416	$2.19
Options exercisable at the end of the year	3,750	$6.75

Schedule of share-based compensation
	Six months ended June 30		Three months ended June 30
	2021	2020	2021	2020
	U.S. dollars in thousands		U.S. dollars in thousands
Cost of revenue	$42	$22	$18	$-
Research and development	378	215	219	152
General, administrative and marketing	542	557	246	325
	$962	$794	$483	$477